Convertible Debentures (Tables)	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
Summary of Outstanding Principal, Accrued Interest and Unamortized Deferred Financing Costs of Convertible Debentures Recorded on Balance Sheet
The Company has issued convertible debentures to various investors. The outstanding principal, accrued interest, and unamortized deferred financing costs of the convertible debentures recorded on the balance sheet as of each period end are as follows:

	October 31,	October 31,
	2023	2022
BDC Notes	$—	$2,497
2022 Notes	—	14,908

Total Convertible debentures	$—	$17,405